Note 2 - Entry into a Material Definitive Agreement (Details) (USD $)	0 Months Ended
	Mar. 25, 2011	Mar. 31, 2011	Aug. 14, 2013 Termination Fee [Member] RFHB [Member]	Aug. 14, 2013 Out of Pocket Expenses [Member] RFHB [Member]	Aug. 14, 2013 RFHB [Member]
Note 2 - Entry into a Material Definitive Agreement (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 7.50
Business Acquisition Share Conversion Rate					0.7772%
Business Combination, Contingent Consideration, Liability			$ 1,000,000	$ 275,000	$ 1,275,000
Business Acquisition, Date of Acquisition Agreement	Mar. 25, 2011
Business Acquisition, Cost of Acquired Entity, Purchase Price (Deprecated 2013-01-31)		9,850,000
Business Acquisition, Purchase Price Allocation, Current Liabilities (Deprecated 2013-01-31)		111,900,000
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents (Deprecated 2013-01-31)		101,500,000
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment (Deprecated 2013-01-31)		4,600,000
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables (Deprecated 2013-01-31)		862,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount (Deprecated 2013-01-31)		3,200,000
Business Acquisition, Purchase Price Allocation, Intangible Assets Other than Goodwill (Deprecated 2013-01-31)		$ 1,700,000